Commitments and Contingencies (Details) (USD $)	0 Months Ended				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended
	Nov. 30, 2012 item	Nov. 30, 2012 Retention agreements item	Nov. 30, 2012 Retention agreements Executive officer one	Nov. 30, 2012 Retention agreements Executive officer two	Dec. 31, 2012 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Jun. 30, 2014 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Jun. 30, 2013 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Jun. 30, 2014 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Jun. 30, 2013 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Dec. 31, 2013 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Dec. 31, 2012 Reserve for Indemnification liability established by mortgage origination segment	Jun. 30, 2014 Reserve for Indemnification liability established by mortgage origination segment	Jun. 30, 2013 Reserve for Indemnification liability established by mortgage origination segment	Jun. 30, 2014 Reserve for Indemnification liability established by mortgage origination segment	Jun. 30, 2013 Reserve for Indemnification liability established by mortgage origination segment	Dec. 31, 2013 Reserve for Indemnification liability established by mortgage origination segment	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Sep. 13, 2013 Bank FNB item	Sep. 13, 2013 Bank FNB Covered loans Commercial	Sep. 13, 2013 Bank FNB Covered loans Single family residential loans
Commitments and Contingencies
Aggregate amount of federal funds purchased and sold for which the Bank acts as an agent on behalf of certain correspondent banks																	$ 7,500,000	$ 16,000,000
Indemnification liability reserve					39,693,000	53,123,000	46,090,000	53,123,000	46,090,000	51,912,000	18,964,000	19,688,000	20,397,000	19,688,000	20,397,000	21,121,000
Provision for indemnification losses											400,000	900,000	1,000,000	1,400,000	2,000,000	3,500,000
Roll-forward of claims activity for loans put-back to the mortgage origination segment
Balance, beginning of period					35,217,000	51,929,000	41,230,000	51,912,000	39,693,000	39,693,000	18,544,000	20,975,000	19,701,000	21,121,000	18,964,000	18,964,000
Claims made					6,463,000	11,799,000	8,034,000	17,873,000	19,654,000	40,001,000
Additions for new sales											420,000	852,000	956,000	1,412,000	1,956,000	3,539,000
Claims resolved with no payment					(1,565,000)	(4,873,000)	(593,000)	(9,331,000)	(8,413,000)	(17,746,000)
Repurchases					(422,000)	(4,360,000)	(1,248,000)	(5,268,000)	(2,899,000)	(6,255,000)	(31,000)	(524,000)	(82,000)	(1,028,000)	(135,000)	(251,000)
Early payment defaults											(51,000)	(56,000)	(137,000)	(77,000)	(232,000)	(528,000)
Indemnification payments						(1,372,000)	(1,333,000)	(2,063,000)	(1,945,000)	(3,781,000)		(931,000)	(219,000)	(1,112,000)	(524,000)	(1,003,000)
Change in estimate											82,000	(628,000)	178,000	(628,000)	368,000	400,000
Balance, end of period					39,693,000	53,123,000	46,090,000	53,123,000	46,090,000	51,912,000	18,964,000	19,688,000	20,397,000	19,688,000	20,397,000	21,121,000
Reserve for Indemnification Liability:
Specific claims												12,761,000		12,761,000		12,179,000
Incurred but not reported claims												6,927,000		6,927,000		8,942,000
Total					39,693,000	53,123,000	46,090,000	53,123,000	46,090,000	51,912,000	18,964,000	19,688,000	20,397,000	19,688,000	20,397,000	21,121,000
Number of loss-sharing agreements																			2
Loans and OREO acquired																			1,200,000,000
Percentage of losses to be absorbed by FDIC on the first $240.4 million of losses incurred as per the loss sharing agreement																			80.00%
Threshold amount of losses incurred for 80% of losses to be absorbed by FDIC as per the loss sharing agreement, first layer																			240,400,000
Percentage of losses to be absorbed by FDIC in excess of $240.4 million up to and including $365.7 million of losses incurred as per the loss sharing agreement																			0.00%
Threshold amount of losses incurred for 0% of losses to be absorbed by FDIC as per the loss sharing agreement, second layer																			$ 365,700,000
Percentage of losses to be absorbed by FDIC in excess of $365.7 million of losses incurred as per the loss sharing agreement																			80.00%
Period of loss-sharing agreements in effect																				5 years	10 years
Period of loss recovery provisions in effect																				8 years	10 years
Period for which payment is required to be made to the FDIC of true-up amount																			10 years
Number of executive officers	2	2
Retention agreement term			3 years	2 years
Renewal period of contract			1 year	1 year
Period from date of agreement at which initial renewal of agreement may occur			2 years
Number of employment contracts on termination of which additional severance pay benefits will be payable		2